June 2, 2003



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:   Dreyfus Premier California Municipal Bond Fund
            Registration Statement File Nos. 33-7498; 811-4766
            CIK No. 797925

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 27 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on May 29, 2003.

     Please address any comments or questions to the attention of the undersigned at (212) 922-6840.

                                                Very truly yours,


                                                /s/Joni Lacks Charatan

                                                Joni Lacks Charatan
                                                Assistant General Counsel